Related Parties - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total remuneration received as salary and bonus by the key management personnel	$ 580,907	$ 488,739	$ 491,434
Fees received by Directors	$ 1,143,538	$ 2,572,243	$ 4,259,819